Shareholders' equity - Share Based Payments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 2,486	$ 2,908
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
PSU | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	0.00%
PSU | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	150.00%
PSU | Market Based Performance Targets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	100.00%
PSU | Market Based Performance Targets | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%
PSU | Non-Market Based Performance Targets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	50.00%